Revenue - Summary of Movement in Contract Assets (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Disclosure of contract assets [line items]
Opening Balance	$ 6,240
Impact on adoption of IFRS 15	7,381
Adjusted opening balance	13,621
Additions during the year	21,222
Amortization/recognition during the year	(7,149)
Impairment loss recognized during the year	(508)
Translation adjustments	(959)
Closing Balance	26,227
Sales Commission [member]
Disclosure of contract assets [line items]
Impact on adoption of IFRS 15	6,821
Adjusted opening balance	6,821
Additions during the year	3,182
Amortization/recognition during the year	(1,185)
Impairment loss recognized during the year	(508)
Translation adjustments	(279)
Closing Balance	8,031
Transition activities [member]
Disclosure of contract assets [line items]
Opening Balance	3,038
Impact on adoption of IFRS 15	201
Adjusted opening balance	3,239
Additions during the year	11,507
Amortization/recognition during the year	(1,120)
Translation adjustments	(215)
Closing Balance	13,411
Upfront payments/other contract assets [member]
Disclosure of contract assets [line items]
Opening Balance	3,202
Impact on adoption of IFRS 15	359
Adjusted opening balance	3,561
Additions during the year	6,533
Amortization/recognition during the year	(4,844)
Translation adjustments	(465)
Closing Balance	$ 4,785